Significant Accounting Policies - Discontinued Operations and Earnings per Common Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Income (loss) from discontinued operations									$ (2)	$ 15	$ (1)
Income tax expense									1	(6)	0
Income (loss) from discontinued operations, net of tax	$ 0	$ (1)	$ 0	$ 0	$ (1)	$ 10	$ 0	$ 0	$ (1)	$ 9	$ (1)
Antidilutive securities excluded from computation of earnings per share (in shares)									6.7	2.7	2.1